Deferred Revenue - Summary of Deferred Revenue (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred income [line items]
Beginning balance	¥ 88,170
Beginning balance, Current portion	85,282
Beginning balance, Non-current portion	2,888	¥ 2,175
Additions during the year	299,383	352,011
Recognized in the consolidated statements of comprehensive income	(319,102)	(350,305)
Ending balance	68,066	88,170
Less: Ending balance, Current portion	(63,185)	(85,282)
Ending balance, Non-current portion	4,881	2,888
Previously stated [member]
Disclosure of deferred income [line items]
Beginning balance	88,170	86,464
Beginning balance, Current portion	85,282
Ending balance		88,170
Less: Ending balance, Current portion		(85,282)
Increase (decrease) due to changes in accounting policy [member]
Disclosure of deferred income [line items]
Changes in accounting policy - IFRS 15	(385)
As restated [member]
Disclosure of deferred income [line items]
Beginning balance, Current portion	¥ 84,897	84,289
Less: Ending balance, Current portion		¥ (84,897)